Condensed Consolidated Interim Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Cash flows from operating activities:
Net loss for the period	$ (11,091)	$ (2,710)
Adjustments for non-cash items:
Share-based compensation expense	1,512	2,401
Change in fair value of deferred purchase price payable – Tarus and deferred obligation – iOx milestone	1,224	(70)
Decrease in deferred tax liability	(1,063)	(5,105)
Share of loss in associate	90	116
Fair value of shares issued for services	50	60
Depreciation	26
Change in fair value of warrant liability		(25)
Foreign exchange transaction loss		24
Changes in operating working capital:
Accounts receivable	188	(39)
Prepaid expenses and other receivables	98	(23)
Other assets	(3)
Accounts payable and accrued liabilities	1,224	675
Other		8
Net cash used in operating activities	(7,745)	(4,688)
Cash flows from investing activities:
Purchase of convertible note receivable		(614)
Purchase of equipment		(3)
Net cash used in investing activities		(617)
Cash flows from financing activities:
Proceeds from shares issued under ATM and Committed Purchase Agreement	682
Share issuance costs	(20)
Repayment of lease liability	(17)
Repayment of notes payable assumed in Tarus acquisition		(2,000)
Repayment of milestone obligation assumed in Tarus acquisition		(1,009)
Net cash provided by (used in) financing activities	645	(3,009)
Decrease in cash and cash equivalents during period	(7,100)	(8,314)
Cash and cash equivalents at beginning of period	10,545	23,352
Cash and cash equivalents at end of period	3,445	15,038
Supplemental disclosure of cash flow information:
Net unrealized gain on investment in Intensity	469
Cash paid for interest	13
Supplemental disclosure of non-cash investing and financing activities:
Right to use asset acquired	303
Lease liability incurred	303
Fair value of shares issued for Tarus		17,200
Fair value of shares issued for non-controlling interest purchase of iOx		9,737
Fair value of deferred purchase price payable - Tarus		8,538
Fair value of deferred obligation - iOx milestone		5,478
Liabilities assumed in Tarus acquisition		3,000
Fair value of shares issued for commitment fees - Committed Purchase		$ 900